Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Schedule of Assets Held for Sale

Assets held for sale are comprised of the following:

At December 31,	2014	2015
At net book value:
Land	$2,053	$364
Buildings	18,434	17,613
Machinery and equipment	25	24
Leasehold improvements	2,343	2,239
Others	26	14

Total	$22,881	$20,254